Leases - Schedule of Operating Lease Activities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Leases [Line Items]
Operating lease right-of-use assets	$ 1,112,210
Operating lease expenses
Amortization of right-of-use assets	786,722	84,313	84,795
Interest of lease liabilities	36,852
Total operating lease expenses	825,533	88,792	86,277
Related Party [Member]
Leases [Line Items]
Operating lease right-of-use assets		168,500
Operating lease expenses
Interest of lease liabilities	1,959	4,479	1,482
Subsidiaries [Member]
Leases [Line Items]
Operating lease right-of-use assets	$ 557,270